Restricted Net Asset Parent Only Financial Information (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating activities:
Net cash used in operating activities	¥ 107,290	$ 15,603	¥ 90,571	¥ (477,683)
Investing activities:
Net cash provided by investing activities	(107,112)	(15,577)	(234,349)	(397,942)
Cash flows from financing activities
Net decrease in cash	(116,360)	(16,924)	(147,698)	(719,235)
Cash and cash equivalents at beginning of year	378,054		506,642
Cash and cash equivalents at end of year	291,845	42,447	378,054	506,642
Yingli Green Energy Parent Company [Member]
Operating activities:
Net cash used in operating activities	(6,340)	(922)	(668)	(32,459)
Investing activities:
Repayment of amounts due from subsidiaries, net	18,426	2,680	1,399	31,767
Net cash provided by investing activities	18,426	2,680	1,399	31,767
Cash flows from financing activities
Net decrease in cash	12,086	1,758	731	(692)
Cash and cash equivalents at beginning of year	1,184	172	453	1,145
Cash and cash equivalents at end of year	¥ 13,270	$ 1,930	¥ 1,184	¥ 453